UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2000

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       July 20, 2000

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:      $356,009,636.00



List of Other Included Managers:






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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn CaDiscretManagers  Sole  SharedNone


Alcatel                   Sponsored ADR  01390430  33197 449200Sh    Sole             449200     0    0
Ballard Pwr Sys Inc       Com            05858H10   7589  84500Sh    Sole              84500     0    0
Business Objects S A      Sponsored ADR  12328X10   8619  97800Sh    Sole              97800     0    0
Celestica Inc             Sub Vtg Shs    15101Q10  13250 268700Sh    Sole             268700     0    0
Chartered Semiconductor MfADR            16133R10   2610  29000Sh    Sole              29000     0    0
Cognos Inc                Com            19244C10   9930 240000Sh    Sole             240000     0    0
Comverse Technology Inc   Com Par $0.10  20586240  17586 189100Sh    Sole             189100     0    0
Elan Plc                  ADR            28413120  16231 335100Sh    Sole             335100     0    0
Ericsson L M Tel Co       ADR CL B SEK10 29482140  300521502600Sh    Sole            1502600     0    0
GSI Lumonics Inc          Com            36229U10   4419 125800Sh    Sole             125800     0    0
Genset SA                 Sponsored ADR  37244T10   1154  49900Sh    Sole              49900     0    0
InFocus Corp              Com            45665B10  12456 386992Sh    Sole             386992     0    0
Koninklijke Philips ElectrSpon ADR New   50047220   8066 169800Sh    Sole             169800     0    0
Nokia Corp                Sponsored ADR  65490220  30322 607200Sh    Sole             607200     0    0
Nortel Networks Corp New  Com            65656810  36056 528300Sh    Sole             528300     0    0
SK Telecom Ltd            Sponsored ADR  78440P10  12132 334100Sh    Sole             334100     0    0
STMicroelectronics N V    Com            86101210  12330 192100Sh    Sole             192100     0    0
Taiwan Semiconductor Mfg LSponsored ADR  87403910  11569 299280Sh    Sole             299280     0    0
Taiwan Semiconductor Mfg LSponsored ADR  87403920    966  25000Sh    Sole              25000     0    0
Teva Pharmaceutical Inds LADR            88162420  24121 435100Sh    Sole             435100     0    0
Check Point Software Tech Ord            M2246510  11371  53700Sh    Sole              53700     0    0
Metalink Ltd              Ord            M6989710   1351  45600Sh    Sole              45600     0    0
Radware                   Ord            M8187310   2088  78800Sh    Sole              78800     0    0
ASM Lithography Hldg N V  N Y Shs        N0705911  30795 697900Sh    Sole             697900     0    0
Flextronics Intl Ltd      Ord            Y2573F10  17749 258400Sh    Sole             258400     0    0
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